Wellington Shields All-Cap Fund
	Schedule of Investments
	August 31, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
2,500	Curtiss-Wright Corporation	$1,456,325	1.91%

Automobiles
4,000	Tesla, Inc. *	1,471,800	1.93%

Capital Markets
1,900	BlackRock Inc.	2,195,659
6,000	Blackstone, Inc.	859,440
		3,055,099	4.01%

Chemicals
2,500	Linde PLC (United Kingdom)	1,223,950	1.61%

Construction & Engineering
5,600	Quanta Services, Inc.	3,399,704	4.46%

Electric Utilities
5,500	Constellation Energy Corporation	1,511,235	1.98%

Electrical Equipment
17,900	Bloom Energy Corporation - Class A *	3,692,770
2,300	GE Vernova Inc.	2,066,619
		5,759,389	7.56%

Electronic Computers
5,900	Apple Inc.	1,869,415	2.45%

Financial Services
6,000	Apollo Global Management Inc.	819,480	1.08%

Food & Staples Retailing
15,200	Walmart Inc.	1,594,024	2.09%

Health Care Providers & Services
9,000	CVS Health Corporation	845,190
2,550	McKesson Corporation	2,257,566
		3,102,756	4.07%

Internet & Direct Marketing Retail
12,000	Alphabet, Inc. - Class A	4,072,200
11,000	Amazon.com, Inc. *	2,857,470
		6,929,670	9.10%

IT Services
7,000	International Business Machines Corporation	1,637,090	2.15%

Life Sciences Tools & Services
2,100	Thermo Fisher Scientific Inc.	1,295,910	1.70%

Metal Mining
25,000	Freeport-McMoRan Inc.	1,893,500	2.49%

National Commercial Banks
12,000	Bank of America Corporation	743,280
8,500	JPMorgan Chase & Co.	3,026,170
		3,769,450	4.95%

Oil, Gas & Consumable Fuels
3,500	Cheniere Energy, Inc.	1,020,915
12,852	Exxon Mobil Corporation	2,068,529
17,000	SLB N.V. (SLB Limited)	1,021,700
		4,111,144	5.40%

Pharmaceuticals
2,600	Eli Lilly And Company	3,007,498	3.95%

Printed Circuit Boards
3,600	Celestica Inc. * (Canada)	1,077,840	1.41%

Semiconductors & Semiconductor Equipment
3,875	Applied Materials, Inc.	1,776,261
1,275	ASML Holding N.V. - ADR	2,162,413
1,000	Broadcom, Inc.	370,340
2,200	Marvell Technology, Inc.	465,652
550	Micron Technology, Inc.	527,302
19,400	NVIDIA Corporation	4,283,132
		9,585,100	12.59%

Services-Computer Programming, Data Processing, Etc.
7,300	Space Exploration Technologies Corp. - Class A	1,048,937	1.38%

Software
5,500	Microsoft Corporation	2,790,095
10,000	Palo Alto Networks, Inc. *	3,821,300
		6,611,395	8.68%

Specialty Retail
6,000	Ross Stores, Inc.	1,371,240	1.80%

Total for Common Stocks (Cost $30,762,123)		67,601,951	88.75%

EXCHANGE TRADED FUNDS

Equity Funds
7,000	Global X Silver Miners ETF	685,650
7,500	Invesco S&P 500® Equal Weight ETF	1,645,425
7,000	iShares Biotechnology ETF	1,463,350
6,000	State Street® SPDR® S&P® Biotech ETF	975,000
22,000	State Street® SPDR® S&P® Financial Select Sector ETF	1,269,620
7,000	State Street® SPDR® S&P® Metals & Mining ETF	826,910

		6,865,955	9.01%

Crypto Funds
25,000	Bitwise Solana Staking ETF *	355,250
9,000	iShares Bitcoin Trust ETF *	402,030
20,000	iShares Ethereum Trust ETF *	374,400
		1,131,680	1.49%

Total for Exchange Traded Funds (Cost $7,031,087)		7,997,635	10.50%

MONEY MARKET FUNDS
605,557	Goldman Sachs Financial Square Government Fund	605,557	0.79%
	Institutional Class 3.59% **
	(Cost - $605,557)

	Total Investments	76,205,143	100.04%
	(Cost - $38,398,767)

	Liabilities in Excess of Other Assets	(27,085)	-0.04%

	Net Assets	$76,178,058	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Security.
** The rate shown represents the 7-day yield at August 31, 2026.